UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-03946

UBS Managed Municipal Trust

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, NY 10019-6114

(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code:  212-882 5000

Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2004

Item 2.  Controls and Procedures.

(a)               The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)              The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Managed Municipal Trust

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	November 29, 2004

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer

Date:	November 29, 2004

Item 1.  Schedule of Investments

UBS RMA California Municipal Money Fund

Schedule of Investments—September 30, 2004 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

Municipal Bonds and Notes—89.96%
8,000	California Department of Veteran Affairs Home Purchase, Subseries A-2	A	1.700		8,000,000
10,000	California Department of Water Resources Power Supply Revenue (Putters), Series 344	A	1.720		10,000,000
4,500	California Department of Water Resources Power Supply Revenue, Series B-1	A	1.710		4,500,000
19,265	California Department of Water Resources Power Supply Revenue, Series B-2	A	1.800		19,265,000
300	California Department of Water Resources Power Supply Revenue, Series B-3	A	1.770		300,000
800	California Department of Water Resources Power Supply Revenue, Series B-4	A	1.700		800,000
5,000	California Department of Water Resources Power Supply Revenue, Series C-8	A	1.680		5,000,000
5,000	California Department of Water Resources Power Supply Revenue, Series C-14	A	1.700		5,000,000
1,800	California Economic Recovery, Series C-6	A	1.720		1,800,000
6,400	California Economic Recovery, Series C-7	A	1.720		6,400,000
7,900	California Economic Recovery, Series C-8	A	1.770		7,900,000
5,700	California Economic Recovery, Series C-15	A	1.700		5,700,000
1,950	California Educational Facilities Authority (Foundation for Educational Achievement), Series A	A	1.670		1,950,000
17,600	California Health Facilities Financing Authority (Catholic Health Facilities), Series J	A	1.690		17,600,000
10,704	California Health Facilities Financing Authority (Floating Pooled Loan Program), Series B	A	1.700		10,704,000
14,570	California Health Facilities Financing Authority (Hospital Adventist Health Systems), Series A	A	1.690 1.710	to	14,570,000
15,500	California Infrastructure & Economic Development Revenue (Buck Institute Age Research)	A	1.700		15,500,000
15,600	California Infrastructure & Economic Development Revenue (Independent Systems Operation Corp. Project), Series B	A	1.680		15,600,000
10,100	California Infrastructure & Economic Development Revenue (Independent Systems Operation Corp. Project), Series C	A	1.720		10,100,000
1,000	California Infrastructure & Economic Development Revenue Bank Insured (Rand Corp.), Series B	A	1.700		1,000,000
5,100	California, Series A-2	A	1.710		5,100,000
5,000	California, Series C-1	A	1.700		5,000,000
10,000	California Statewide Communities Development Authority (Biola University), Series B	A	1.680		10,000,000
10,000	California Statewide Communities Development Authority (Kaiser Permanente), Series E	A	1.080		10,000,000
3,400	California Statewide Communities Development Authority (Kaiser Permanente), Series M	A	1.730		3,400,000
3,800	California Statewide Communities Development Authority (North Peninsula Jewish), Series A-2	A	1.710		3,800,000
22,015	California Transit Financing Authority	A	1.700		22,015,000
10,220	ABAG Finance Authority for Nonprofit Corps. Certificates of Participation (Lucile Salter Packard Project)	A	1.700		10,220,000
10,210	Alameda Contra Costa Schools Financing Authority Certificates of Participation (Capital Improvement Financing Projects), Series A	A	1.730		10,210,000
8,000	Bay Area Toll Authority Toll Board (San Francisco Bay Area), Series C	A	1.700		8,000,000
9,500	Daly City Housing Finance Agency Multi-Family Revenue Refunding (Serramonte Del Ray), Series A	A	1.680		9,500,000
8,715	East Bay Municipal Utility District Water Systems Revenue, Subseries A	A	1.660		8,715,000
11,000	Fresno Multi-Family Housing Revenue Refunding (Heron Pointe Apartments), Series A	A	1.680		11,000,000
5,431	Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 85-7-1)	A	1.680		5,431,000
200	Livermore Certificates of Participation (Capital Projects)	A	1.700		200,000
5,000	Livermore Certificates of Participation (Refunding and Capital Projects)	A	1.700		5,000,000
8,100	Los Angeles Community Redevelopment Agency Multi-Family Housing Revenue (Skyline at Southpark Phase II)	A	1.730		8,100,000
10,600	Los Angeles Community Redevelopment Agency Refunding (Promenade Towers Project)	A	1.700		10,600,396
10,000	Los Angeles County Pension Obligation Refunding, Series C	A	1.660		10,000,000
7,000	Los Angeles County Schools Transport (Pooled Financing Program Certificates of Participation), Series A	06/30/05	3.500		7,096,978
12,600	Los Angeles County Transport Commission Sales Tax and Revenue, Series A	A	1.660		12,600,000
12,800	Los Angeles Multi-Family Housing Revenue (Museum Terrace Apartments), Series H	A	1.530		12,800,000

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

14,000	Los Angeles Unified School District Certificates of Participation (Land Acquisition Program), Series D	A	1.700		14,000,000
10,000	Los Angeles Water and Power Revenue, Subseries A-1	A	1.700		10,000,000
9,900	Los Angeles Water and Power Revenue, Subseries A-5	A	1.700		9,900,000
4,000	Los Angeles Water and Power Revenue, Subseries B-3	A	1.740		4,000,000
18,300	Los Angeles Water and Power Revenue, Subseries B-6	A	1.700		18,300,000
3,300	M-S-R Public Power Agency Revenue Subordinated Lien (San Juan Project), Series F	A	1.710		3,300,000
15,000	Metropolitan Water District Southern California Waterworks Revenue, Series A-1	A	1.700		15,000,000
10,000	Metropolitan Water District Southern California Waterworks Revenue, Series B-1	A	1.700		10,000,000
10,000	Metropolitan Water District Southern California Waterworks Revenue, Series B-2	A	1.700		10,000,000
3,500	Milpitas Unified School District Tax and Revenue Anticipation Notes	06/30/05	3.000		3,534,105
6,795	Moorpark Industrial Development Authority (Fred Kavli and Kavlico Corp.)	A	1.680		6,795,000
5,300	Newport Beach Revenue (Hoag Memorial Hospital), Series A	A	1.760		5,300,000
10,000	Northern California Power Agency Revenue Refunding (Hydroelectric No 1-A)	A	1.660		10,000,000
15,100	Oakland Alameda County Coliseum Authority Lease Revenue	A	1.700		15,100,000
12,000	Oakland Alameda County Coliseum Authority Lease Revenue (Coliseum Project), Series C-2	A	1.680		12,000,000
6,990	Orange County Apartment Development Revenue (Niguel Village), Series AA	A	1.650		6,990,000
6,340	Orange County Apartment Development Revenue (Niguel Village), Series U	A	1.650		6,340,000
11,700	Orange County Apartment Development Revenue (Villas La-Paz), Series F	A	1.680		11,700,000
7,300	Pasadena Certificates of Participation (Rose Bowl Imports Project)	A	1.680		7,300,000
8,700	Roseville Electric Systems Revenue Certificates of Participation	A	1.670		8,700,000
8,500	Sacramento County Certificates of Participation (Administration Center and Courthouse Project)	A	1.700		8,500,000
9,625	Sacramento County Sanitation District Financing Authority Revenue Subordinated Lien (Sacramento Regional), Series C	A	1.650		9,625,000
9,400	San Bernardino County Certificates of Participation (County Center Refinancing Project)	A	1.690		9,400,000
4,800	San Bernardino County Multi-Family Revenue Bonds (WLP Mountain View Apartments), Series A	A	1.680		4,800,000
16,290	San Diego Metropolitan Transit Development Board Revenue Anticipation Notes	01/05/05	2.000		16,317,305
8,700	San Francisco City and County Redevelopment Agency Multi-Family Housing Revenue (St. Francis Project), Series A	A	1.510		8,700,000
4,000	San Francisco City and County Redevelopment Agency Revenue (Community Facilities District No. 4)	A	1.700		4,000,000
9,750	San Jose Redevelopment Agency Revenue (Merged Area Redevelopment Project), Series A	A	1.660		9,750,000
13,000	San Jose-Santa Clara Water Financing Authority Sewer Revenue, Series B	A	1.660		13,000,000
6,500	San Leandro Unified School District Tax and Revenue Anticipation Notes	07/12/05	3.000		6,567,146
5,000	Santa Clara Financing Authority (VMC Facility Replacement-Project B)	A	1.700		5,000,000
15,050	Simi Valley Multi-Family Housing Revenue Refunding (Lincoln Wood Ranch)	A	1.680		15,050,000
5,300	South Placer Wastewater Authority California Wastewater Revenue, Series B	A	1.680		5,300,000
2,800	Stockton Health Facilities Revenue (Dameron Hospital Association), Series A	A	1.700		2,800,000
4,700	Tahoe Truckee California Union School District Tax and Revenue Anticipation Notes	10/10/04	2.000		4,701,098
4,300	Turlock Irrigation District Certificates of Participation (Capital Improvement and Refunding Project)	A	1.710		4,300,000
25,000	Western Placer Unified School Certificates of Participation (School Facilities Project), Series A	A	1.680		25,000,000
Total Municipal Bonds and Notes (cost—$691,547,028)					691,547,028

Tax-Exempt Commercial Paper—11.10%
3,065	California State Department Water Resources Power Supply Revenue	11/08/04	1.420		3,065,000
3,500	California Statewide Community Development Authority (Kaiser Permanente)	01/21/05	1.470		3,500,000
13,000	Los Angeles County Capital Asset Corp.	11/09/04 to 12/21/04	1.250 1.530	to	13,000,000
5,000	Los Angeles Department of Water and Power	11/12/04	1.400		5,000,000
47,298	Puerto Rico Commonwealth Government Development Bank	10/08/04 to 01/14/05	1.150 1.680	to	47,298,000
9,500	San Diego Water Authority	10/13/04 to 10/15/04	1.250		9,500,000
4,000	University of California Regents	10/21/04	1.450		4,000,000
Total Tax-Exempt Commercial Paper (cost—$85,363,000)					85,363,000

Total Investments (cost—$776,910,028 which approximates cost for federal income tax purposes)—101.06%					776,910,028

A—Variable rate demand notes are payable on demand. The interest rates shown are current rates as of September 30, 2004 and reset periodically.

Weighted average maturity — 21 days

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

UBS RMA New York Municipal Money Fund

Schedule of Investments—September 30, 2004 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

Municipal Bonds and Notes—82.08%
1,250	New York State Dormitory Authority Revenue (Columbia University), Series A-2	06/08/05	1.600		1,250,000
22,825	New York State Dormitory Authority Revenue (Cornell University), Series B	A	1.680 1.710	to	22,825,000
8,000	New York State Dormitory Authority Revenue (Mental Health Facilities Improvement), Series F-2B	A	1.680		8,000,000
11,400	New York State Dormitory Authority Revenue (Mental Health Services), Subseries D-2A	A	1.690		11,400,000
7,527	New York State Dormitory Authority Revenue (Metropolitan Museum of Art)	A	1.680		7,527,000
3,240	New York State Dormitory Authority Revenue (Oxford University Press, Inc.)	A	1.680		3,240,000
12,600	New York State Dormitory Authority Revenue (Wagner College)	A	1.680		12,600,000
22,150	New York State Energy Research & Development Authority Pollution Control Revenue (Orange & Rockland Project), Series A	A	1.660		22,150,000
19,700	New York State Housing Finance Agency (Normandie Court I Project)	A	1.690		19,700,000
5,000	New York State Housing Finance Agency Service Contract Revenue, Series I	A	1.680		5,000,000
7,800	New York State Local Government Assistance Corp., Series B	A	1.680		7,800,000
7,000	New York State Local Government Assistance Corp., Series D	A	1.660		7,000,000
10,465	New York State Local Government Assistance Corp., Series G	A	1.660		10,465,000
3,000	New York State Power Authority Revenue & General Purpose Obligation Bond	03/01/05	1.350		3,000,000
5,900	New York State Thruway Authority General Revenue, Series C	01/01/05	6.000		6,089,310
3,335	Albany Revenue Anticipation Notes	01/31/05	3.000		3,351,723
3,100	Babylon General Obligation Bond	A	1.660		3,100,000
4,300	Clarence Central School District Tax Anticipation Notes	06/30/05	3.000		4,341,900
6,550	Erie County Water Authority	A	1.660		6,550,000
2,734	Fayetteville-Manlius New York Central School District Bond Anticipation Notes	12/23/04	2.000		2,738,598
4,500	Fayetteville-Manlius New York Central School District Tax Anticipation Notes	06/24/05	3.000		4,539,626
2,615	Great Neck North Water Authority Systems Revenue, Series-A	A	1.700		2,615,000
2,117	Ithaca Bond Anticipation Notes	08/05/05	3.000		2,140,358
5,000	Jay Street Development Corp. New York City Facility Lease Revenue (Jay Street Project), Series A-1	A	1.690		5,000,000
22,300	Jay Street Development Corp. New York City Facility Lease Revenue (Jay Street Project), Series A-3	A	1.690		22,300,000
7,000	Long Island Power Authority Electric Systems Revenue, Series D	A	1.690		7,000,000
9,000	Long Island Power Authority Electric Systems Revenue, Subseries 1-B	A	1.710		9,000,000
4,900	Long Island Power Authority Electric Systems Revenue, Subseries 3-B	A	1.770		4,900,000
2,000	Merrick Union Free School District Tax Anticipation Notes	06/23/05	3.000		2,017,838
15,000	Metropolitan Transportation Authority, Series D-1	A	1.690		15,000,000
5,000	Metropolitan Transportation Authority, Subseries A-2	A	1.690		5,000,000
7,490	Monroe County Industrial Development Agency Civic Facilities Revenue Refunding (Nazareth College), Series B	A	1.740		7,490,000
5,080	Nassau County Interim Finance Authority, Series A	A	1.680		5,080,000
19,500	New York City Housing Development Corp. Multi-Family Rental Housing (63 Wall Street), Series A	A	1.700		19,500,000
6,000	New York City Housing Development Corp. Multi-Family Rental Housing (90 West Street), Series A	A	1.710		6,000,000
15,700	New York City Housing Development Corp. Multi-Family Rental Housing (Parkgate Development), Series A	A	1.650		15,700,000
6,500	New York City Housing Development Corp. Multi-Family Rental Housing (Queenswood Apartments), Series A	A	1.650		6,500,000
3,215	New York City Industrial Development Agency Civic Facility Revenue (Church of Heavenly Rest)	A	1.690		3,215,000
6,925	New York City Industrial Development Agency Civic Facility Revenue (MSMC Realty Corp. Project)	A	1.690		6,925,000
2,800	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series C	A	1.730		2,800,000
6,800	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series F-1	A	1.770		6,800,000
4,800	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Subseries C-1	A	1.770		4,800,000
7,100	New York City Trust for Cultural Resources Revenue (American Museum of Natural History), Series A	A	1.660		7,100,000
5,515	New York City Trust for Cultural Resources Revenue (Asia Society)	A	1.680		5,515,000
6,000	New York City, Subseries H-1	A	1.770		6,000,000
4,100	Niagara Falls Toll Bridge Commission	A	1.660		4,100,000
14,995	Oneida County Industrial Development Agency Revenue Civic Facilities (Hamilton College)	A	1.650		14,995,000
5,000	Oneida Indian Nation	A	1.650		5,000,000

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

5,705	Orange County Industrial Development Agency Civic (Horton Medical Center)	A	1.690		5,705,000
5,300	Port Authority of New York & New Jersey Special Obligation Revenue (Versatile Structure Obligation), Series 2	A	1.730		5,300,000
3,300	Port Authority of New York & New Jersey Special Obligation Revenue (Versatile Structure Obligation), Series 3	A	1.740		3,300,000
5,310	Port Authority of New York & New Jersey Special Obligation Revenue (Versatile Structure Obligation), Series 5	A	1.740		5,310,000
10,000	Rockland County Revenue Anticipation Notes	03/24/05	1.750		10,013,696
7,000	Rockland County Tax Anticipation Notes	03/24/05	2.000		7,027,296
500	Suffolk County Industrial Development Agency Research Facilities Revenue (Cold Spring Harbor Laboratory Project)	A	1.720		500,000
19,200	Suffolk County Water Authority Bond Anticipation Notes	A	1.690		19,200,000
26,800	Triborough Bridge & Tunnel Authority Revenues General Purpose, Series B	A	1.680 1.700	to	26,800,000
9,033	Yonkers Industrial Development Agency (Consumers Union Facility)	A	1.660		9,032,645

Total Municipal Bonds and Notes (cost—$467,349,990)					467,349,990

Tax-Exempt Commercial Paper—17.80%
15,800	New York City Municipal Water Finance Authority	10/18/04 to 11/04/04	1.200 1.300	to	15,800,000
8,500	New York State Environmental Facilities Corp.	10/15/04 to 10/22/04	1.170		8,500,000
29,613	New York State Power Authority	10/12/04 to 12/15/04	1.300 1.590	to	29,613,000
10,000	Metropolitan Transportation Authority	11/10/04 to 01/12/05	1.160 1.230	to	10,000,000
37,457	Government Development Bank of Puerto Rico	10/08/04 to 01/28/05	1.170 1.720	to	37,457,000

Total Tax-Exempt Commercial Paper (cost—$101,370,000)					101,370,000

Total Investments (cost—$568,719,990 which approximates cost for federal income tax purposes)—99.88%					568,719,990

A—Variable rate demand notes are payable on demand. The interest rates shown are current rates as of September 30, 2004 and reset periodically.

Weighted average maturity — 29 days

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Exhibit EX-99.CERT

Certifications

I, Joseph A. Varnas, President of UBS Managed Municipal Trust, certify that:

1.                                       I have reviewed this report on Form N-Q of UBS Managed Municipal Trust;

2.                                       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.                                       Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.                                       The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)          Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)         Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(c)          Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.                                       The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)          All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)         Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	November 29, 2004

I, Thomas Disbrow, Treasurer of UBS Managed Municipal Trust, certify that:

1.                                       I have reviewed this report on Form N-Q of UBS Managed Municipal Trust;

2.                                       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.                                       Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4.                                       The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)          Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)         Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(c)          Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.                                       The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)          All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)         Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer

Date:	November 29, 2004